Long-term debt (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 609,049	$ 637,627
Bonds [Member] | One [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	29,458	29,590
Bonds [Member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	29,676	28,815
Bonds [Member] | Later than two years and not later than three years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	549,915	29,202
Bonds [Member] | Four [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		550,020
Bonds [Member] | More than five years [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings